Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net income and comprehensive income	$ 15,321	$ 5,264
Adjustments to reconcile to net cash from operating activities:
Depreciation	58,350	44,735
Amortization of intangible assets (note 10(b))	412	918
Lease inducement received (note 17(b))	1,412	0
Amortization of deferred financing costs (notes 10(c), 14(e) and 21)	539	797
Loss on sublease (note 17(e))	1,732	0
Loss on disposal of property, plant and equipment	111	189
Gain on disposal of assets held for sale (note 8)	(269)	(166)
Stock-based compensation expense (note 22(a))	11,532	3,995
Cash settlement of stock-based compensation (note 22(e))	0	(343)
Equity earnings in affiliates and joint ventures (note 13(a))	(60)	0
Other adjustments to cash from operating activities	17	181
Deferred income tax expense (note 11)	6,096	1,204
Net changes in non-cash working capital (note 23(b))	14,178	(7,029)
Total operating activities	109,371	49,745
Investing activities:
Acquisition of heavy construction fleet and related assets (note 5(b))	(151,180)	0
Purchase of property, plant and equipment	(31,911)	0
Investment in DNSS Partnership (note 13(b))	0	(1,177)
Purchase of property, plant and equipment	(81,078)	(53,813)
Additions to intangible assets (note 10(b))	(380)	(66)
Proceeds on disposal of property, plant and equipment	30,982	20,790
Proceeds on disposal of assets held for sale	5,292	1,640
Additions to other long term receivable (note 10)	(619)	0
Net repayment of (advances to) DNSS Partnership loan (notes 10(a) and 13(b))	280	(969)
Total investing activities	(228,614)	(33,595)
Financing activities:
Repayment of credit facilities	(88,209)	(19,941)
Increase in credit facilities	248,000	11,732
Issuance of Convertible Debentures (note 14(c))	0	40,000
Mortgage proceeds (note 14(d))	19,900	0
Financing costs (notes 10(c) and note 14(e))	(848)	(2,982)
Repayment of capital lease obligations	(32,142)	(29,161)
Repayment of equipment promissory notes	(541)	0
Proceeds from options exercised (note 22(b))	1,023	575
Dividend payments (note 18(d))	(2,006)	(2,185)
Share purchase programs (note 18(c))	(9,540)	(14,970)
Purchase of treasury shares for settlement of certain equity classified stock-based compensation (note 18(a))	(5,072)	(4,698)
Total financing activities	130,565	(21,630)
Increase (decrease) in cash	11,322	(5,480)
Cash, beginning of year	8,186	13,666
Cash, end of year	$ 19,508	$ 8,186